4. Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table sets forth the components of the Company’s prepaid expenses and other current assets at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Collaborative development agreement	$–	$95,766
Prepaid rent	17,863	31,773
Vendor advances	6,221	7,867
Prepaid service agreements	172,602	174,920
Employee advance and other payroll related items	56,356	16,208
Other prepaid expenses and current assets	76,086	123,306
Total	$329,128	$449,840

Prepaid expenses and other assets represent advances or prepayments made in the normal course and in which the economic benefit is expected to be realized within twelve months.